Liquidity, Going Concern, and Restatement	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Liquidity, Going Concern, and Restatement [Abstract]
LIQUIDITY, GOING CONCERN, AND RESTATEMENT

2. LIQUIDITY, GOING CONCERN, AND RESTATEMENT

Liquidity and Going Concern

The accompanying financial statements have been prepared in conformity with the generally accepted accounting principles in the United States of America (the “U.S. GAAP”) which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. For the three months ended March 31, 2025, the Company reported net loss of $944,190. As of March 31, 2025, the Company’s working capital deficit was $5,261,178.  In addition, the Company had net cash outflows of $539,833 from operating activities for the three months ended March 31, 2025. These conditions give rise to substantial doubt as to whether the Company will be able to continue as a going concern.

To sustain its ability to support the Company’s operating activities, the Company may have to consider supplementing its available sources of funds through the following sources:

●	cash generated from operations;

●	other available sources of financing from banks and other financial institutions in the U.S. and in Taiwan; and

●	financial support from the Company’s related parties and shareholders.

Management’s plan is to continue to improve operations to generate positive cash flows and raise additional capital through private or public offerings, or financial support from related parties or shareholders. If the Company is not able to generate positive operating cash flows, and raise additional capital, there is the risk that the Company may not be able to meet its short-term obligations. All of these factors raise substantial doubt about the ability of the Company to continue as a going concern. The interim condensed consolidated financial statements as of March 31, 2025, and for the three months ended March 31, 2025 and 2024 have been prepared on a going concern basis and do not include any adjustments to reflect the possible future effects on the recoverability and classifications of assets or the amounts and classifications of liabilities that may result from the inability of the Company to continue as a going concern.

Restatement Background and Explanation

The Company has restated its financial statements as of and for the year ended December 31, 2023, to correct misstatements in those prior periods related to improperly applying accounting guidance on the share-based payments, incorrectly recognizing interest expenses upon the conversion of convertible debts, and misidentifying the existence of non-controlling interest of our subsidiary. These restatements also resulted in the restatements of the relevant accounts as of and for the three months ended March 31, 2024.

As disclosed in Note 5, the Company entered into a cooperation agreement on August 14, 2023 with Zhong Hui Lian He Ji Tuan, Ltd. (the “Zhonghui”) to acquire 20% of the ownership of certain property and a parcel of the land. According to the agreement, the Company issued 370,000 shares of its common stock as the consideration, and used $20 dollar per share to recognize the right as construction in progress on the balance sheet.

At the time of preparing its 2024 financial statements, the Company reviewed the entire transaction, its relevant agreements and documentation, as well as the applicable accounting guidance. The Company applied FASB Accounting Standard Codification (“ASC”) 845 Nonmonetary Transactions to determine the fair value of the asset acquired would be more evident than the fair value of the consideration in exchange, the Company’s restricted common stocks. The real estates acquired comes with a third-party valuation of $7,400,000 per the Company’s stake, which the value of the acquired assets is guaranteed by Zhonghui. Upon further review, the Company considered ASC 718 Compensation – Stock Compensation, should have been the appropriate guidance to apply given the Company’s common stocks are listed in Nasdaq with more observable fair value (Level 1). Furthermore, at the time of issuance of these financial statements, no real estate title was transferred to the Company. As a result, the Company adjusted the carrying value of the asset and reclassified the balance to “Prepayment for asset acquisition” account to reflect the value of 370,000 shares issued at $1.87, the closing price as of the contract date. The Company also corrected the share price used to recognize stock compensation expense from $20 to $1.87 for the 29,600 shares of common stock issued on the same day to several consultants. As a result, these adjustments reduced $6,708,100 for asset recognized and $536,648 for stock-compensation expense incurred in 2023.

In February 2023, the Company issued a convertible note to LIND Global Fund II, LP (Note 7). Due to misapplication of ASC 470-20 instead of ASC 815-40, the Company overstated interest expenses $1,179,669 for the year ended December 31, 2023. The overstatement is offsetting against additional paid-in capital due to the convertible note being converted to the Company’s own common stocks instead of being repaid or disposition.

In November 2023, the Company and one of its subsidiaries entered into a licensing agreement with AiBtl. The Company accounted for a 100% control of AiBtl as of December 31, 2023, but later discovered that AiBtl had outstanding founder shares that were not deposited to the stock transfer agent in the timely manner. Such shares reduced the Company’s controlling interest from 100% to 69.70% as of December 31, 2023. Accordingly, the Company adjusted the relevant accounts in our consolidated financial statements.

As discussed in Note 12, in July 2019 the Company issued 644,972 shares (post-split) of the Company’s common stock to four consultants for their services. Such stock-based expenses were amortized over 5 years starting from the issuance date. Per the Company’s further review, the services, along with the agreements, were completed by December 31, 2022. Pursuant to ASC 718, the costs of services should be recognized along with the period when services are received. Therefore, the Company reversed share-based compensation expenses of $451,480 and $902,960 for the years ended December 31, 2024 and 2023, respectively. The accumulated deficit as of December 31, 2022 was corrected with the Stock Subscription Receivables for $1,354,440 as a result of such adjustments.

Please read the impacts of the 2023 restatement in our audited 2024 consolidated financial statements filed in our Form 10-K with the SEC on April 15, 2025.

Impact of the Restatement to the March 31, 2024 interim financial statements

The impact of the restatement on the balance sheets, statements of operations, and statements of cash flows as of and for the three months ended March 31, 2024 is presented below.

	March 31, 2024
Unaudited Condensed Consolidated Balance Sheets	As Reported	Adjustments	As Restated
Prepaid expense and other current asset	$159,602	$223,707	$383,309
Property and equipment, net	7,949,150	(7,400,000)	549,150
Prepayment for asset acquisition	-	691,900	691,900
Total Assets	14,460,402	(6,484,392)	7,976,010

Accrued expenses and other current liabilities	4,050,845	(605,178)	3,445,667
Convertible notes payable – third parties, net	842,567	29,769	872,336
Due to related parties	301,972	89,502	391,474
Current Liabilities	6,633,614	(455,908)	6,177,706
Total Liabilities	6,973,447	(455,908)	6,517,539

Additional paid-in capital	86,029,237	(9,025,036)	77,004,201
Total stockholders’ equity	7,792,076	(6,092,525)	1,699,551
Noncontrolling interest	(305,121)	64,040	(241,081)
Total Equity	7,486,955	(6,028,485)	1,458,470
Total Liabilities and Equity	$14,460,402	$(6,484,393)	$7,976,009

	Three Months Ended March 31, 2024
Unaudited Condensed Consolidated Statements of Operations	As Reported	Adjustments	As Restated
Selling, general and administrative expenses	$831,257	$(92,771)	$738,486
Stock based compensation	2,544,995	(513,364)	2,031,631
Interest expenses	(684,683)	503,007	(181,676)
Net loss attributable to noncontrolling interests	(48,043)	(45,425)	(93,468)
Net loss	(3,981,019)	1,053,352	(2,927,667)
Basic and diluted net loss per common share	$(0.40)	$0.11	$(0.29)

	Three Months Ended March 31, 2024
Unaudited Condensed Consolidated Statements of Cash Flows	As Reported	Adjustments	As Restated
Net loss	$(3,981,019)	$1,053,355	$(2,927,664)
Stock-based compensation	2,544,995	(513,364)	2,031,631
Other non-cash income and expenses	672,016	(495,736)	176,280
Accrued expenses and other current liabilities	354,465	(398,070)	(43,605)
Due to related parties	128,840	(128,840)	-
Net cash used in operating activities	(602,001)	(353,815)	(955,816)
Due to related parties*	-	(217,981)	(217,981)

Net cash provided by financing activities	805,006	119,141	924,147
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(260,783)	234,674	(26,109)

Issuance of common stock for conversion of debt	$681,000	$213,426	$467,574

*	Due to related parties previously reported amount was reclassified to financing activities based on current year’s presentation.

2. LIQUIDITY, GOING CONCERN, AND RESTATEMENT

Liquidity and Going Concern

The accompanying financial statements have been prepared in conformity with the generally accepted accounting principles in the United States of America (the “U.S. GAAP”) which contemplates continuation of the Company on a going concern basis. The going concern basis assumes that assets are realized, and liabilities are settled in the ordinary course of business at amounts disclosed in the financial statements. The Company’s ability to continue as a going concern depends upon its ability to market and sell its products to generate positive operating cash flows. For the year ended December 31, 2024, the Company reported net loss of $5,259,037. As of December 31, 2024, the Company’s working capital deficit was $4,377,646.  In addition, the Company had net cash outflows of $1,809,145 from operating activities for the year ended December 31, 2024. These conditions give rise to substantial doubt as to whether the Company will be able to continue as a going concern.

To sustain its ability to support the Company’s operating activities, the Company may have to consider supplementing its available sources of funds through the following sources:

●	cash generated from operations;

●	other available sources of financing from banks and other financial institutions in the U.S. and in Taiwan; and

●	financial support from the Company’s related parties and shareholders.

Management’s plan is to continue to improve operations to generate positive cash flows and raise additional capital through private or public offerings, or financial support from related parties or shareholders. If the Company is not able to generate positive operating cash flows, and raise additional capital, there is the risk that the Company may not be able to meet its short-term obligations. All of these factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements for the years ended December 31, 2024 and 2023 have been prepared on a going concern basis and do not include any adjustments to reflect the possible future effects on the recoverability and classifications of assets or the amounts and classifications of liabilities that may result from the inability of the Company to continue as a going concern.

Restatement Background and Explanation

The Company has restated its financial statements as of and for the year ended December 31, 2023, to correct misstatements in those prior periods related to improperly applying accounting guidance on the share-based payments, incorrectly recognizing interest expenses upon the conversion of convertible debts, and misidentifying the existence of non-controlling interest of our subsidiary.

As disclosed in Note 5, the Company entered into a cooperation agreement on August 14, 2023 with Zhong Hui Lian He Ji Tuan, Ltd. (the “Zhonghui”) to acquire 20% of the ownership of certain property and a parcel of the land. According to the agreement, the Company issued 370,000 shares of its common stock as the consideration, and used $20 dollar per share to recognize the right as construction in progress on the balance sheet.

At the time of preparing its 2024 financial statements, the Company reviewed the entire transaction, its relevant agreements and documentation, as well as the applicable accounting guidance. The Company applied FASB Accounting Standard Codification (“ASC”) 845 Nonmonetary Transactions to determine the fair value of the asset acquired would be more evident than the fair value of the consideration in exchange, the Company’s restricted common stocks. The real estates acquired comes with a third-party valuation of $7,400,000 per the Company’s stake, which the value of the acquired assets is guaranteed by Zhonghui. Upon further review, the Company considered ASC 718 Compensation – Stock Compensation, should have been the appropriate guidance to apply given the Company’s common stocks are listed in Nasdaq with more observable fair value (Level 1). Furthermore, at the time of issuance of these financial statements, no real estate title was transferred to the Company. As a result, the Company adjusted the carrying value of the asset and reclassified the balance to “Prepayment for asset acquisition” account to reflect the value of 370,000 shares issued at $1.87, the closing price as of the contract date. The Company also corrected the share price used to recognize stock compensation expense from $20 to $1.87 for the 29,600 shares of common stock issued on the same day to several consultants. As a result, these adjustments reduced $6,708,100 for asset recognized and $536,648 for stock-compensation expense incurred in 2023.

In February 2023, the Company issued a convertible note to LIND Global Fund II, LP (Note 7). Due to misapplication of ASC 470-20 instead of ASC 815-40, the Company overstated interest expenses $1,179,669 for the year ended December 31, 2023. The overstatement is offsetting against additional paid-in capital due to the convertible note being converted to the Company’s own common stocks instead of being repaid or disposition.

In November 2023, the Company and one of its subsidiaries entered into a licensing agreement with AiBtl. The Company accounted for a 100% control of AiBtl as of December 31, 2023, but later discovered that AiBtl had outstanding founder shares that were not deposited to the stock transfer agent in the timely manner. Such shares reduced the Company’s controlling interest from 100% to 69.70%. Accordingly, the Company adjusted the relevant accounts in our consolidated financial statements.

As discussed in Note 12, in July 2019 the Company issued 644,972 shares (post-split) of the Company’s common stock to four consultants for their services. Such stock-based expenses were amortized over 5 years starting from the issuance date. Per the Company’s further review, the services, along with the agreements, were completed by December 31, 2022. Pursuant to ASC 718, the costs of services should be recognized along with the period when services are received. Therefore, the Company reversed share-based compensation expenses of $451,480 and $902,960 for the years ended December 31, 2024 and 2023, respectively. The accumulated deficit as of December 31, 2022 was corrected with the Stock Subscription Receivables for $1,354,440 as a result of such adjustments.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations, and statements of cash flows as of and for the year ended December 31, 2023 is presented below.

	December 31, 2023
Consolidated Balance Sheets	As Reported	Adjustments	As Restated
Property and equipment, net	$7,969,278	$(7,400,000)	$569,278
Prepayment for asset acquisition	-	691,900	691,900
Total Assets	14,492,599	(6,708,100)	7,784,499

Accrued expenses and other current liabilities	3,696,380	(148,028)	3,548,352
Convertible notes payable – third parties, net	569,456	317,066	886,522
Due to related parties	173,132	361	173,493
Current Liabilities	5,932,490	169,399	6,101,889
Total Liabilities	6,361,627	169,399	6,531,026

Additional paid-in capital	82,636,966	(8,658,586)	73,978,380
Total stockholders’ equity	8,388,050	(6,833,940)	1,554,110
Noncontrolling interest	(257,078)	(43,559)	(300,637)
Total Equity	8,130,972	(6,877,499)	1,253,473
Total Liabilities and Equity	$14,492,599	$(6,708,100)	$7,784,499

	Year Ended December 31, 2023
Consolidated Statements of Operations	As Reported	Adjustments	As Restated
Stock based compensation	$1,635,708	$(1,449,775)	$185,933
Interest expenses	(2,493,340)	1,179,669	(1,313,671)
Net loss attributable to noncontrolling interests	(394,632)	(98,162)	(492,794)
Net loss	(10,910,288)	2,629,444	(8,280,844)
Basic and diluted net loss per common share	$(2.43)	$0.63	$(1.80)

	Year Ended December 31, 2023
Consolidated Statements of Cash Flows	As Reported	Adjustments	As Restated
Net income (loss)	$(10,910,288)	$2,629,444	$(8,280,844)
Stock-based compensation	1,635,708	(1,449,775)	185,933
Other non-cash income and expenses	2,413,746	(1,169,501)	1,244,245
Accrued expenses and other current liabilities	786,793	(148,031)	638,762
Due to related parties	(186,860)	186,860	-
Net cash used in operating activities	(4,235,845)	(48,997)	(4,186,848)
Due to related parties*	-	(186,499)	(186,499)
Proceeds from subsidiary’s executive contribution	-	137,500	137,500
Net cash provided by financing activities	3,918,960	(48,999)	3,869,961
Effect of exchange rate changes on cash and cash equivalents and restricted cash	2,125-	(2)	2,123
Purchase of Property and equipment by issuing common stock to a third party	7,400,000	(7,400,000)	-
Prepayment for asset acquisition by issuing common stock to a third party	-	691,600	691,900
Issuance of common stock for conversion of debt	$3,306,112	$(1,519,426)	$1,786,686

*	Due to related parties previously reported amount was reclassified to financing activities based on current year’s presentation.